November 20, 1995



             Rule 24f-2 Notice for Seligman Tax-Exempt Series Trust



Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:  Division of Investment Management
               File No. 2-92569

Dear Sirs:

     Seligman Tax-Exempt Series Trust hereby provides the following information with respect to sales of its capital stock pursuant to Rule 24f-2 under the Investment Company Act of 1940:

    1.   Fiscal year for which notice is filed: September 30, 1995

    2. Number of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year: -0-

    3. Number of shares registered during such fiscal year other than pursuant to Rule 24f-2: -0-

    4.   Number of shares sold during such fiscal year:

                                                   Shares  (a)
          California High-Yield Series             1,596,520
          California Quality Series                  915,576
          Florida Series                             651,598
          North Carolina Series                      741,111
                                                  ----------
          Total                                    3,904,805

Securities and Exchange Commission                             November 20, 1995
Division Of Investment Management
                                     - 2 -


     5. Number of shares sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2: Same as item 4.


     A filing fee of $666.23 is enclosed as calculated on the following page as is the opinion of counsel required by Rule 24f-2.


                               Very truly yours,
                        Seligman Tax-Exempt Series Trust



                                 Thomas G. Rose
                            By ____________________
                                 Thomas G. Rose
                                   Treasurer

    Enclosure
    _________________________

Securities and Exchange Commission                             November 20, 1995
Division of Investment Management



     (a) The following is a calculation of the fee payable pursuant to paragraph
(c) of Rule 24f-2:

                                                        Fiscal Year Ended 9/30/95
                                      California High-Yield   California Quality     Florida Series   North Carolina Series   Total
                                               Series              Series                                                      Fees

                                          Class A   Class D    Class A   Class D     Class A   Class D   Class A  Class D


Aggregate sales price of shares
  sold pursuant to Rule 24f-2          $9,601,182   $717,330  $5,603,721   $373,422 $4,219,380 $797,338 $4,456,478 $1,097,575   N/A

Aggregate redemption or repurchase
  price of shares redeemed or
  purchased during previous fiscal year(8,576,154) (141,123) (16,234,363) (380,342)(8,403,934)(467,448)(9,214,553)(1,240,944)   N/A

Aggregate redemption or repurchase
  price of shares previously applied
  pursuant to Rule 24e-2(a)                  -          -         -            -         -        -         -          -         -

Total                                   $1,025,028  $576,207 ($10,630,642)($6,920)($4,184,554)$329,890($4,758,075)($143,369)  N/A
                                         ---------   -------- -----------  ------- ----------- ------- ----------- --------- ------
Fee (Total X .000345)                      $353.63   $198.79      $0.00     $0.00     $0.00    $113.81      $0.00    $0.00   $666.23

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                        SELIGMAN TAX-EXEMPT SERIES TRUST



     The  undersigned,   Treasurer  of  Seligman  Tax-Exempt  Series  Trust,  an
un-incorporated business trust under the laws of Massachusetts (the "Company"), does hereby certify as follows:

     1. From October 1, 1994 through September 30, 1995, the Company issued an aggregate of 3,904,805 shares of Beneficial Interest, $0.001 par value as follows:

                                           Shares
California High-Yield Series            1,596,520
California Quality Series                 915,576
Florida Series                            651,598
North Carolina Series                     741,111


     2. In respect of the issuance of such 3,904,805 shares, the Company received aggregate cash consideration (net of any sales commissions) of $26,388,842 as follows.

California High-Yield Series          $10,214,687
California Quality Series               5,840,154
Florida Series                          4,910,558
North Carolina Series                   5,423,443


     3.  With  respect  to  each  share  issued,   the  Company   received  cash
consideration not less than its net asset value per share on the date issued and not less than $0.001.


     4. The Declaration of Trust permits the Trustees to issue unlimited number of full and fractional shares of Beneficial Interest, $.001 par value, in separate series.


     In Witness Thereof, I have hereunto signed my name as Treasurer of the Company.

Date:  October 11, 1995
                                                                  Thomas G. Rose
                                                        ________________________
                                                                  Thomas G. Rose
                                                                    Treasurer